Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
Schedule of disposal groups,discontinued operations assets and liabilities
	December 31,	December 31,
	2013	2012

Current Assets:
Cash and cash equivalents	$-	$40,976
Accounts receivable, net	-	821,357
Other current assets	-	1,000
Current assets of discontinued operations	$-	$863,333

Property and equipment, net	-	182,758
Goodwill	-	4,863,149
Intangible assets, net		2,328,000
Other assets	-	63,493
Other assets of discontinued operations	$-	$7,437,400

Current Liabilities:
Accounts payable and accrued expenses	$-	$304,229
Deferred revenue	-	848,913
Bank debt, current portion	-	90,354
Notes, related parties		300,000
Contingent Consideration	-	363,899
Term loans, current portion, net of debt discount	-	14,317
Current liabilities of discontinued operations	$-	$1,921,712

Other Liabilities:
Notes, related parties, net of current portion	-	8,700
Term loans, net of current portion, net of debt discount	-	39,079
Other liabilities of discontinued operations	$-	$47,779

Schedule of disposal groups,discontinued operations income statement

For the year ended December 31,
	2013	2012

Revenues	$3,050,128	$146,036

Income (loss) from operations	$539,616	$46,598

Gain on sale of subsidiary	$349,604	—

Provision for income taxes	$330,000	—

Net income	$549,922	$46,598

Basic and diluted income per share attributable to discontinued operations:
Net income per share	$0.17	$0.03

The following shows the calculation of the net gain on discontinued operations attributable to affiliate

Consideration Received from the sale of ERFS
Return and cancellation of Series I Preferred Stock	$4,925,827
Cancellation of contingent obligation to the sellers of ERFS	2,463,899
Total consideration received	7,389,726

Allocation of assets sold net of liabilities
Current assets	1,030,313
Goodwill	4,863,149
Intangible assets:
Customer lists	1,786,672
Tradenames	361,000
Property and equipment	155,382
Deposits	81,535
Current liabilities	(1,535,250)
Net assets sold	6,742,801

Cash paid to effect sale	297,321

Net gain on discontinued operations attributable to affiliate	$349,604